[SHIP LOGO VANGUARD /(R)/]
                                                                   P.O. Box 2600
                                                     Valley Forge, AP 19482-1600

                                                                    610-669-5284
                                                      lisa_l_matson@vanguard.com





June 14, 2007



U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:  VANGUARD EXPLORER FUND
     FILE NO.   2-27203
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Commissioners:

Enclosed is the 78th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this Amendment are: 1) to introduce a new investment advisor, AXA Rosenberg Investment Management LLC, to the Vanguard Explorer Fund, and 2) to include a number of non-material editorial changes.

Pursuant to Rule 485(a), we have designated an effective date of August 17, 2007. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have designated for this 485(a) filing.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,




Lisa L. Matson
Associate Counsel

The Vanguard Group, Inc.



Enclosures



cc: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission